OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Payroll payable	$1,276,472	$813,223
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	66,800	65,589
Other	4,109	4,877
Other payables and other current liabilities	$1,427,481	$963,789